Related Party Transactions and Balances	12 Months Ended
Jul. 31, 2026
Related Party Transactions and Balances [Abstract]
RELATED PARTY TRANSACTIONS AND BALANCES

NOTE 17 — RELATED PARTY TRANSACTIONS AND BALANCES

Related parties include CTW (BVI) LTD., the controlling shareholder, which is 100% owned by Mr. Ryuichi Sasaki; G123 Cayman, which is 100% owned by Mr. Ryuichi Sasaki; Mr. Ryuichi Sasaki, the founder, Chairman and Chief Executive Officer; Mr. Hairihan Tong, Chief Technology Officer and nominee shareholder of Tuwaii and Cangyuan; Mr. Tzu Lin Chin, executive officer and owner of AinekoX; and other directors and executive officers. The controlling ownership and VIE arrangements are described in Note 1.

	As of July 31,
	2026	2025
Due to Mr. Sasaki	$5,925	$—
Due to other management members	4,444	47,688
Total due to related parties	$10,369	$47,688
Due from CTW (BVI) LTD.	$1,700	$—
Due from G123 Cayman	3,403	—
Due from Mr. Tong	4,444	—
Total due from related parties	$9,547	$—

The balances are unsecured, interest-free and repayable on demand.

During 2026, Mr. Sasaki paid RMB 40,000 (approximately $5,925) of expenses on behalf of the WFOE and Mr. Tong funded RMB 30,000 (approximately $4,444) of Tuwaii’s registered capital. These amounts remained payable at year-end. The Group’s commitments to fund Cangyuan through its nominee shareholders are described in Note 1. No loans had been advanced under those arrangements at July 31, 2026.

In the year ended July 31, 2025, management paid expenses on behalf of the Group, of which $47,688 remained unreimbursed at year-end. Other than those balances, no material related-party transactions were reported for the years ended July 31, 2026 or 2025.